Annual Fund Operating Expenses - ROUNDHILL T-REX 2X LONG DRAM DAILY TARGET ETF	Jun. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
ROUNDHILL T-REX 2X LONG DRAM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.50%	[3]
Fee Waiver or Reimbursement	(0.25%)	[4]
Net Expenses (as a percentage of Assets)	1.25%

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending May 31, 2027.

[4]	The Adviser has contractually agreed to waive its management fee to an annual rate of 1.25% of the average daily net assets of the Fund until September 30, 2027 and the Adviser may not terminate this arrangement prior to that date.